Retirement Benefits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ETP [Member]
Retirement Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	$ 44	$ 40	$ 50
Sunoco [Member]
Retirement Benefits [Line Items]
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	$ 200
Pension Benefits
Retirement Benefits [Line Items]
Large Cap US Equitiies	100.00%	100.00%
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 12
Other Postretirement Benefits (Gross, Before Medicare Part D) [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 26
Other Postretirement Benefits
Retirement Benefits [Line Items]
Large Cap US Equitiies	31.00%	56.00%
Fixed Income Securities	66.00%	33.00%
Cash Fund Investments	3.00%	11.00%
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 10
Other Postretirement Benefits | Equity [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	25.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	35.00%
Other Postretirement Benefits | Fixed Income Investments [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	65.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	75.00%
Other Postretirement Benefits | Cash [Member]
Retirement Benefits [Line Items]
Defined Benefit Plan, Target Allocation Percentage, Cash Maximum	10.00%